Shareholders' equity - Convertible Preferred Shares (Details) - USD ($)			12 Months Ended
	Feb. 09, 2021	Apr. 20, 2020	Sep. 30, 2020	Sep. 30, 2021
Class of Stock [Line Items]
Aggregate consideration			$ 1,800,000
Convertible preferred shares
Class of Stock [Line Items]
Number of shares issued		500,000
Aggregate consideration		$ 1,800,000
Discount rate applied on IPO price for calculation of conversion price		10.00%
Number of ordinary issued on conversion of convertible preferred stock	500,000
Deemed dividend recognized in retained earnings	$ 975,000
Fair value of ordinary shares issued on conversion	$ 5.55
Effective conversion price	$ 3.60
Convertible preferred shares, outstanding	500,000		500,000	0